Common Stock Warrants (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Professional fee	$ 35,727	$ 107,685	$ 1,926,673	$ 452,289		$ 949,319	$ 1,235,270
Stock based compensation expense			287,264	312,830		359,846	1,147,659
Stock based compensation, related parties			1,523,103	1,523,103		394,540	3,224,044
Chairman, Board of Directors [Member]
Professional fee						73,403	0
One Director [Member]
Professional fee						64,227	0
Two Director [Member]
Professional fee						18,351	0
Three Directors [Member]
Professional fee						165,156	0
Chief Executive Officer [Member]
Professional fee						73,403	0
Common Stock Warrants One [Member]
Professional fee							0
Common Stock Warrants [Member]
Professional fee						$ 5,008	$ 0
Risk-free interest rate						1.18%	2.80%
Expected term						4 years 2 months 27 days	1 year 4 months 24 days
Warrants expired						95,000	209,289
Weighted average fair value of warrants granted						$ 0.2256	$ 0.4084
Common Stock Warrants [Member] | July 25, 2015 [Member]
Professional fee			2,452	0
Total fair value of common stock warrants			500,000
Fair value of common stock warrants re-measured			$ 4,720
Fair value of common stock warrants re-measured, per share			$ 0.0094
Volatility rate			232.00%
Risk-free interest rate			1.75%
Expected term			7 years
Common Stock Warrants [Member] | May 30, 2015 [Member]
Professional fee			$ 3,129	0
Total fair value of common stock warrants			500,000
Fair value of common stock warrants re-measured			$ 4,706
Fair value of common stock warrants re-measured, per share			$ 0.0094
Volatility rate			232.00%
Risk-free interest rate			1.75%
Expected term			7 years
Common Stock Warrants [Member] | March 20, 2015 [Member]
Fair value of common stock warrants re-measured, per share			$ 0.1166
Volatility rate			204.00%
Stock based compensation expense			$ 58,301
Stock based compensation, related parties			1,523,103
Warrants amortized and expensed to professional fees as stock-based compensation			$ 1,810,367	$ 49,751
Common Stock Warrants One [Member]
Professional fee						$ 47,016